Shareholders Equity (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets	$ 1,624,193	$ 1,416,175
Preferred stock shares issued	0	0
Equity
Assets	$ 142,400	$ 139,900
Cash dividends paid on common stock	$ 3,800	$ 4,400
Assets in percentage	8.77%	9.88%
Equity | Directors [Member]
Repurchase of common stock shares	127,597
Equity | Director
Repurchase of common stock shares	126,800
Preferred stock shares issued	5,000,000
Repurchase of common stock	$ 3,000